Commitments, Contingencies and Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 18, 2021	Aug. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2021	Mar. 29, 2021	Nov. 26, 2019	Nov. 25, 2019
Loss Contingencies [Line Items]
Letters of credit outstanding, amount					$ 0	$ 0
Rent expense				$ 900,000	3,800,000	3,100,000	$ 2,100,000
Litigation settlement, amount awarded to other party	$ 300,000
Unpaid settlement funds			$ 1,500,000		1,500,000
Interest expense - related party			0	137,000	137,000	561,000	560,000
Management fees			0	175,000	350,000	700,000	0
Unpaid severance benefits			$ 2,000,000		1,300,000
Subordinated debt - related party
Loss Contingencies [Line Items]
Debt agreement, maximum available amount					0				$ 4,000,000.0
Interest expense - related party				$ 100,000	$ 100,000	$ 600,000	$ 600,000
Affiliated Entity | Management Fee Agreement Termination
Loss Contingencies [Line Items]
Related party transaction costs		$ 3,000,000.0
Letter of Credit
Loss Contingencies [Line Items]
Debt agreement, maximum available amount								$ 1,800,000		$ 1,000,000.0	$ 1,500,000